Annual Total Returns	0 Months Ended
Jul. 01, 2011
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(0.76%)
Annual Return 2002	(8.98%)
Annual Return 2003	15.99%
Annual Return 2004	6.90%
Annual Return 2005	3.32%
Annual Return 2006	7.23%
Annual Return 2007	6.94%
Annual Return 2008	(11.02%)
Annual Return 2009	12.59%
Annual Return 2010	8.80%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(6.30%)
Annual Return 2002	(13.76%)
Annual Return 2003	20.01%
Annual Return 2004	8.61%
Annual Return 2005	4.67%
Annual Return 2006	10.94%
Annual Return 2007	7.32%
Annual Return 2008	(22.06%)
Annual Return 2009	19.20%
Annual Return 2010	11.45%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(9.95%)
Annual Return 2002	(16.69%)
Annual Return 2003	23.75%
Annual Return 2004	10.27%
Annual Return 2005	5.50%
Annual Return 2006	13.10%
Annual Return 2007	7.61%
Annual Return 2008	(31.54%)
Annual Return 2009	27.70%
Annual Return 2010	14.60%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	(13.52%)
Annual Return 2002	(19.77%)
Annual Return 2003	27.49%
Annual Return 2004	11.44%
Annual Return 2005	6.41%
Annual Return 2006	14.89%
Annual Return 2007	7.74%
Annual Return 2008	(36.23%)
Annual Return 2009	32.68%
Annual Return 2010	16.60%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	3.54%
Annual Return 2002	(3.73%)
Annual Return 2003	11.89%
Annual Return 2004	5.33%
Annual Return 2005	2.65%
Annual Return 2006	5.35%
Annual Return 2007	5.91%
Annual Return 2008	(3.38%)
Annual Return 2009	9.34%
Annual Return 2010	7.65%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(16.53%)
Annual Return 2009	15.79%
Annual Return 2010	9.97%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(26.65%)
Annual Return 2009	23.51%
Annual Return 2010	13.11%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(34.10%)
Annual Return 2009	30.49%
Annual Return 2010	15.79%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(35.54%)
Annual Return 2009	32.73%
Annual Return 2010	16.74%
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Bar Chart Table:
Annual Return 2008	(35.92%)
Annual Return 2009	32.85%
Annual Return 2010	16.93%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(0.76%)
Annual Return 2002	(8.98%)
Annual Return 2003	15.99%
Annual Return 2004	7.01%
Annual Return 2005	3.44%
Annual Return 2006	7.54%
Annual Return 2007	7.10%
Annual Return 2008	(10.75%)
Annual Return 2009	12.76%
Annual Return 2010	9.19%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(6.30%)
Annual Return 2002	(13.76%)
Annual Return 2003	20.01%
Annual Return 2004	8.81%
Annual Return 2005	4.87%
Annual Return 2006	11.24%
Annual Return 2007	7.55%
Annual Return 2008	(21.92%)
Annual Return 2009	19.65%
Annual Return 2010	11.81%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(9.95%)
Annual Return 2002	(16.69%)
Annual Return 2003	23.75%
Annual Return 2004	10.38%
Annual Return 2005	5.71%
Annual Return 2006	13.33%
Annual Return 2007	7.84%
Annual Return 2008	(31.38%)
Annual Return 2009	27.99%
Annual Return 2010	15.00%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(13.52%)
Annual Return 2002	(19.77%)
Annual Return 2003	27.49%
Annual Return 2004	11.64%
Annual Return 2005	6.55%
Annual Return 2006	15.19%
Annual Return 2007	7.98%
Annual Return 2008	(36.06%)
Annual Return 2009	33.03%
Annual Return 2010	16.97%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	3.54%
Annual Return 2002	(3.73%)
Annual Return 2003	11.89%
Annual Return 2004	5.43%
Annual Return 2005	2.76%
Annual Return 2006	5.67%
Annual Return 2007	6.14%
Annual Return 2008	(3.17%)
Annual Return 2009	9.69%
Annual Return 2010	7.99%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(16.35%)
Annual Return 2009	15.95%
Annual Return 2010	10.35%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(26.70%)
Annual Return 2009	23.80%
Annual Return 2010	13.53%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(34.05%)
Annual Return 2009	31.51%
Annual Return 2010	16.09%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(35.50%)
Annual Return 2009	33.21%
Annual Return 2010	17.07%
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(35.78%)
Annual Return 2009	33.34%
Annual Return 2010	17.25%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(0.76%)
Annual Return 2002	(8.98%)
Annual Return 2003	15.99%
Annual Return 2004	6.90%
Annual Return 2005	3.32%
Annual Return 2006	7.19%
Annual Return 2007	6.79%
Annual Return 2008	(10.99%)
Annual Return 2009	12.47%
Annual Return 2010	8.68%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(6.30%)
Annual Return 2002	(13.76%)
Annual Return 2003	20.01%
Annual Return 2004	8.61%
Annual Return 2005	4.66%
Annual Return 2006	10.90%
Annual Return 2007	7.34%
Annual Return 2008	(22.09%)
Annual Return 2009	19.19%
Annual Return 2010	11.41%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(9.95%)
Annual Return 2002	(16.69%)
Annual Return 2003	23.75%
Annual Return 2004	10.25%
Annual Return 2005	5.48%
Annual Return 2006	13.06%
Annual Return 2007	7.61%
Annual Return 2008	(31.56%)
Annual Return 2009	27.47%
Annual Return 2010	14.57%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	(13.52%)
Annual Return 2002	(19.77%)
Annual Return 2003	27.49%
Annual Return 2004	11.42%
Annual Return 2005	6.38%
Annual Return 2006	14.84%
Annual Return 2007	7.75%
Annual Return 2008	(36.25%)
Annual Return 2009	32.53%
Annual Return 2010	16.49%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	3.54%
Annual Return 2002	(3.73%)
Annual Return 2003	11.89%
Annual Return 2004	5.33%
Annual Return 2005	2.65%
Annual Return 2006	5.32%
Annual Return 2007	5.83%
Annual Return 2008	(3.41%)
Annual Return 2009	9.25%
Annual Return 2010	7.67%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(16.56%)
Annual Return 2009	15.73%
Annual Return 2010	9.91%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(26.71%)
Annual Return 2009	23.56%
Annual Return 2010	13.01%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(34.05%)
Annual Return 2009	30.50%
Annual Return 2010	15.66%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(35.58%)
Annual Return 2009	32.66%
Annual Return 2010	16.63%
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Bar Chart Table:
Annual Return 2008	(35.96%)
Annual Return 2009	32.81%
Annual Return 2010	16.78%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Bar Chart Table:
Annual Return 2001	(1.04%)
Annual Return 2002	(9.23%)
Annual Return 2003	15.56%
Annual Return 2004	6.62%
Annual Return 2005	2.94%
Annual Return 2006	6.97%
Annual Return 2007	6.58%
Annual Return 2008	(11.24%)
Annual Return 2009	12.31%
Annual Return 2010	8.60%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Bar Chart Table:
Annual Return 2001	(6.51%)
Annual Return 2002	(14.04%)
Annual Return 2003	19.66%
Annual Return 2004	8.23%
Annual Return 2005	4.33%
Annual Return 2006	10.67%
Annual Return 2007	6.93%
Annual Return 2008	(22.31%)
Annual Return 2009	18.98%
Annual Return 2010	11.24%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Bar Chart Table:
Annual Return 2001	(10.17%)
Annual Return 2002	(16.99%)
Annual Return 2003	23.50%
Annual Return 2004	9.87%
Annual Return 2005	5.23%
Annual Return 2006	12.74%
Annual Return 2007	7.28%
Annual Return 2008	(31.75%)
Annual Return 2009	27.37%
Annual Return 2010	14.40%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Bar Chart Table:
Annual Return 2001	(13.82%)
Annual Return 2002	(20.01%)
Annual Return 2003	27.08%
Annual Return 2004	11.18%
Annual Return 2005	6.03%
Annual Return 2006	14.55%
Annual Return 2007	7.41%
Annual Return 2008	(36.36%)
Annual Return 2009	32.37%
Annual Return 2010	16.35%
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Bar Chart Table:
Annual Return 2001	3.31%
Annual Return 2002	(4.03%)
Annual Return 2003	11.40%
Annual Return 2004	5.10%
Annual Return 2005	2.29%
Annual Return 2006	5.12%
Annual Return 2007	5.59%
Annual Return 2008	(3.65%)
Annual Return 2009	9.05%
Annual Return 2010	7.51%